Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of goodwill
Goodwill as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Goodwill related to acquisition of Shinsegi Telecom, Inc.	￦	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		358,443	358,443
Other goodwill		250,338	267,773

	￦	1,915,017	1,932,452

Details of the changes in goodwill
Details of the changes in goodwill for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)
	2017		2016
Beginning balance	￦	1,932,452	1,908,590
Acquisition		35,221	19,974
Impairment loss		(33,441)	—
Other		(19,215)	3,888

	￦	1,915,017	1,932,452